Document and Entity Information	May 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2026
Entity File Number	333-290637-01
Entity Registrant Name	Mercedes-Benz Auto Receivables Trust 2026-1
Entity Central Index Key	0002115657
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-7246554
Entity Address, Address Line One	35555 W. Twelve Mile Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Farmington Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48331
City Area Code	248
Local Phone Number	991-6700
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false